SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE CAPITAL

	Number of shares
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	800,000,000,000	38,364,447	500,000,000	1
Preferred shares USD 0.0001 par value	200,000,000,000	-	-	-
Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

	Number of shares
	December 31, 2022		July 1, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.0001 par value	500,000,000	1	500,000,000	1
Deferred Shares EURO 1 par value	25,000	25,000	-	-

SCHEDULE OF SHARE OPTION GRANTED

	Six months period ended June 30, 2023
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	1,251	2.01
Granted	790	3.47
Exercised	(7)	1.39
Expired	-	-

Outstanding at June 30, 2023	2,034	2.58
Exercisable options at June 30, 2023	1,825	2.48

	Six months period ended June 30, 2022
	Number of options (in thousands)	Weighted average exercise price per share (US$)
Outstanding at beginning of period	3,346	2.02
Granted	989	2.86
Exercised	-
Expired	(375)	2.16

Outstanding at June 30, 2022	3,960	2.21
Exercisable options at June 30, 2022	2,703	2.33

SCHEDULE OF OPTIONS TO EMPLOYEES AND SERVICE PROVIDERS OUTSTANDING

The options to employees and service providers outstanding as of June 30, 2023, are comprised, as follows:

Exercise price (US$)	Outstanding as of June 30, 2023 (in thousands)	Weighted average remaining contractual term	Exercisable as of June 30, 2023 (in thousands)	Weighted average remaining contractual term
		(years)		(years)
0.84-1.39	845	1.18	845	1.18
1.81-2.51	335	2.59	335	2.59
3.57-4.0	707	4.89	498	4.86
4.18	10	1.74	10	1.74
4.87	137	3.51	137	3.51
	2,034		1,825

Restricted share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE OPTION GRANTED

	Six months period ended June 30, 2023 (in thousands)	Six months period ended June 30, 2022 (in thousands)
Outstanding at beginning of period	-	-
Granted	4,334	-
Vested	(945)	-

Outstanding at June 30, 2023	3,389	-

Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF SHARE CAPITAL
	Number of shares
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares	167,854,581	167,854,581	165,532,264	165,532,264

SCHEDULE OF SHARE OPTION GRANTED

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of options (in thousands)	Weighted average Exercise price (AUD)	Number of options (in thousands)	Weighted average Exercise price (AUD)
Outstanding at beginning of year	11,280	0.27	9,530	0.23
Issue of options	1,000	0.27	1,850	0.45
Expired	(7,600)	0.22	(100)	0.34

Outstanding at end of year	4,680	0.35	11,280	0.27
Exercisable options	2,835	0.28	4,318	0.27

SCHEDULE OF OPTIONS TO EMPLOYEES AND SERVICE PROVIDERS OUTSTANDING

The options to employees outstanding as of December 31, 2022, are comprised, as follows:

Exercise price (AUD)	Outstanding as of December 31, 2022	Weighted average remaining contractual term	Exercisable as of December 31, 2022	Weighted average remaining contractual term
		(years)		(years)
0.12-0.2	800	4.59	400	4.64
0.2	955	0.67	878	0.67
0.31-0.357	2075	2.56	1432	2.15
0.6	100	2.24	100	2.24
0.7	750	3.97	25	3.74
	4,680		2,835